Special events occurred during the year	12 Months Ended
Dec. 31, 2017
Special events occurred during the year
Special events occurred during the year

4.        Special events occurred during the year

The special events occurred during the year are those that, in the Company’s judgment, have significant effect on: (i) its operations; and/or (ii) corporate governance structure; and/or (iii) the income statement due to their size and nature. To determine whether an event or transaction should be disclosed as “special events”, the Company considers quantitative and qualitative factors, such as frequency and magnitude.

The special events identified by the Company are as follows:

a)Vale’s corporate governance restructuring

At the General Extraordinary Shareholders’ Meeting, held on June 27, 2017, shareholders approved the corporate restructuring of the Company proposed by Valepar S.A. (former controlling shareholder). The corporate restructuring was based on (i) conversion of Vale class “A” preferred shares into common shares; (ii) amendment of Vale’s by-laws, so as to adjust to Novo Mercado rules; and (iii) the merger of Valepar S.A. into Vale.

The transaction was concluded on November 21, 2017 and the restructuring was approved at the General Extraordinary Shareholder’s Meeting on December 21, 2017. Further details are disclosed in note 29.

b)Events with significant effect on the income statement

	Year ended December 31
	2017	2016	2015
Nacala Logistic Corridor	458	—	—
Samarco Provision	(180)	(1,109)	—
Impairment of non-current assets - Fertilizers business	(885)	(1,738)	—
Impairment of non-current assets and onerous contracts	(271)	(1,174)	(8,769)
Gold stream transaction	—	150	230
Deferred income tax in foreign jurisdiction	—	—	2,952

Total	(878)	(3,871)	(5,587)

Nacala Logistic Corridor — In March 2017, the Company concluded the transaction with Mitsui to sell 15% of its stake in Vale Moçambique and 50% of its stake in the Nacala Logistics Corridor and recognized a gain in the income statement of US$458. Further details are disclosed in note 15.

Samarco — In 2017, the Company recognized in the income statement the amount of US$38 (2016: US$1,038 (R$3,733 million)) in respect of the addition to the provision to comply with the reparation and compensation programs related to the dam failure of Samarco Mineração S.A. The Company also expensed an amount of US$142 (2016: US$71) applied by Samarco to funds its working capital requirements. Further details are disclosed in note 21.

Fertilizers — In December 2016, the Company approved the sale of fertilizers assets and the acquisition of a noncontrolling interest in The Mosaic Company (“Mosaic”). The Company assessed the fair value less cost of sell of the fertilizer business segment and an impairment loss of US$1,738 was recognized in the income statement from discontinued operations in the year ended December 31, 2016. In January 2018 (subsequent event), the Company and Mosaic concluded the transaction, which was preceded by final adjustments agreed by the parties under the original terms and conditions of the negotiation. As consequence of these adjustments, an impairment loss of US$729 was recognized in the income statement from discontinued operations in December 2017. Additionally, in November 2017, the Company entered into an agreement with Yara International ASA to sell its nitrogen assets located in Cubatão, Brazil and an impairment loss of US$156 was recognized in the income statement from discontinued operations in the year ended December 31, 2017. Further details are disclosed in note 14.

Impairment of non-current assets and onerous contracts — In 2017, the Company placed an underground mine in Sudbury in “care and maintenance” and an impairment of US$133 was recognized in the income statement. In 2016, the Company recognized an impairment loss of US$1,174 mainly by the reduction in the nickel price projections. In 2015, the Company recognized an impairment loss of US$8,769 mainly by: (i) the reduction in estimated future coal prices combined with the increase of logistics costs and (ii) the reduction the recoverable values of the VNL and VNC CGUs. Further details are disclosed in note 19.

Gold stream transaction — In March 2015 and August 2016, a gold transaction with Wheaton Precious Metals Corp. (“WPW”) entered into 2013, was amended to include in each contract an additional 25% of the gold extracted as by-product of the Salobo copper mine. Furthermore, the Company recognized a gain of the result on sale of mineral rights in the amount of US$150 and US$230 in the year ended December 31, 2016 and 2015, respectively, see note 7.

Deferred income tax - In 2015, in the first adoption of the Law 12.973, the Company recognized assets deferred income tax related to accumulated losses of subsidiaries abroad in the amount of US$2,952, see note 8.